Trade and Other Receivables, net - Schedule of Trade and Other Receivables, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Gross	$ 1,057,489	$ 1,008,509
Allowance for credit losses	(51,362)	(59,424)	$ (53,323)	$ (58,884)
Net	$ 1,006,127	$ 949,085